Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information of Finance Income Expense [Abstract]
Summary of detailed information of finance income expense

	2025	2024	2023
Interest income on bank deposits and other investments	$31,637	55,465	64,180
Net foreign exchange gain	—	22,436	—
Other financial income	—	—	6,653

Finance income	31,637	77,901	70,833

Interest expense on financial liabilities	99,973	78,908	99,433
Letters of credit commissions	611	222	66
Credit card commissions (a)	109,886	107,632	98,969
Lease interest	228,526	183,949	177,520
Interest on employee obligation	22,009	18,994	18,061
Interest on leased aircraft return provision (b)	27,202	10,641	—
Derivative financial loss	—	334	1,758
Net foreign exchange loss	45,767	—	88,385
Bank fees	4,031	4,633	6,390
Interest paid to related parties	—	504	23
Other financial costs (mainly Exit Financing early termination costs in 2024)	7,787	41,556	8,367

Finance costs	545,792	447,373	498,972

Net finance cost recognized in profit and loss	$(514,155)	(369,472)	(428,139)

(a)
Represents the finance cost to collect immediately all sales transactions held through credit cards. All other credit cards commissions associated with incentive sales promotions are considered part of selling expenses.

(b)	Since 2024, the Group recognizes as part of its finance costs, the corresponding interest computed for the lease aircraft return provision.